Stock Incentive Plan	9 Months Ended
Sep. 30, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Stock Incentive Plan
5.       Stock Incentive Plan

On April 26, 2005, the Corporation approved a Stock Incentive Plan that provides for grants of up to 486,018 stock options.  During 2011, 2010, and 2009 approximately 4,400, 8,860, and 8,060 option awards for shares were granted, all of which are subject to five year vesting.

The Corporation follows Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 718 (ASC 718), “Compensation – Stock Compensation,” for its stock option plans, and accordingly, the Corporation recognizes the expense of these grants as required. Stock-based employee compensation costs pertaining to stock options have been reflected as a net increase in shareholders’ equity, for both any new grants, as well as for all unvested options outstanding at December 31, 2005, in both cases using the fair values established by usage of the Black-Scholes option pricing model, and are expensed over the vesting period of the underlying option.

The Corporation elected the modified prospective transition method in applying ASC 718. Under this method, the compensation cost recorded for unvested equity-based awards is based on their grant-date fair value. For the nine months ended September 30, 2011, the Corporation recorded $15,000 in after-tax compensation cost for equity-based awards that vested during the nine months ended September 30, 2011.  The Corporation has $73,000 unrecognized pre-tax compensation cost related to non-vested equity-based awards granted under its stock incentive plan as of September 30, 2011, which is expected to be recognized over a weighted-average vesting period of approximately 0.2 years.

A summary of the status of the Corporation’s stock option plan as of September 30, 2011 and the year ended December 31, 2010, as well as the changes during the periods then ended are presented below:

	Nine months ended		Year ended
	September 30, 2011		December 31, 2010
		Weighted-		Weighted-
		average		average
		exercise		exercise
	Shares	price	Shares	price

Outstanding at beginning of period	421,200	$11.05	412,340	$11.17
Granted	4,400	9.04	8,860	8.07
Exercised	-	-	-	-
Forfeited	-	-	-	-

Outstanding at end of period	425,600	$11.02	421,200	$11.05

Options exercisable at period-end	404,760	$11.14	397,260	$11.16

Fair value of options granted		$5.30		$4.83

The following information applies to options outstanding at September 30, 2011:

Number outstanding	425,600
Exercise price	$8.07 - $13.63
Weighted-average exercise price	$11.14
Weighted-average remaining contractual life	4.0 years

The expected term of options is based on evaluations of historical and expected future employee exercise behavior.  The risk-free interest rate is based upon the U.S. Treasury rates at the date of grant with maturity dates approximately equal to the expected life at grant date.  Volatility is based upon the historical volatility of the Corporation’s stock.

The fair value of each option was estimated on the date of grant using the modified Black-Scholes options pricing model with the following weighted-average assumptions used for grants in 2011:  dividend yield of 5.22%, expected volatility of 44.17%, risk-free interest rate of 2.98% and an expected life of 10 years for each grant.

The effects of expensing stock options are reported in “cash provided by financing activities” in the Consolidated Statements of Cash Flows.